Short-Term Borrowings (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Detailed Information About Short Term Borrowings [Abstract]
Reconciliation of Accounts Receivable Securitization

	2021 $	2020 $
Accounts receivable securitization program, beginning of period	200	40
Proceeds received from accounts receivable securitization	–	160
Repayment of accounts receivable securitization	–	–

Accounts receivable securitization program, end of period	200	200

Summary of Accounts Receivable Securitization

	2021 $	2020 $

Trade accounts receivable sold to buyer as security	416	446
Short-term borrowings from buye r	(200)	(200)

Overcollateralization	216	246